TANGIBLE ASSETS - Operating Lease (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,950,411	$ 6,588,483
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,789,025	9,668,799	$ 9,355,172	$ 9,054,173
Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,833,765)	(3,074,412)	(2,693,773)	(2,492,071)
Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(4,849)	(5,904)	(7,393)	(2,587)
Property, plant and equipment subject to operating leases, IAS 17 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,196	4,210
Property, plant and equipment subject to operating leases, IAS 17 [member] | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13,271	7,784	7,682	7,047
Property, plant and equipment subject to operating leases, IAS 17 [member] | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,042)	(3,571)	$ (3,606)	(4,883)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(33)	(3)		$ (88)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Office Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		98
Property, plant and equipment subject to operating leases, IAS 17 [member] | Office Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(98)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	5,437	2,401
Property, plant and equipment subject to operating leases, IAS 17 [member] | Computer Equipment | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,758	4,041
Property, plant and equipment subject to operating leases, IAS 17 [member] | Computer Equipment | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,321)	(1,641)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Computer Equipment | Accumulated impairment recovery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		1
Property, plant and equipment subject to operating leases, IAS 17 [member] | Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,696	1,524
Property, plant and equipment subject to operating leases, IAS 17 [member] | Motor vehicles | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,061	3,176
Property, plant and equipment subject to operating leases, IAS 17 [member] | Motor vehicles | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,365)	(1,648)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Motor vehicles | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		(4)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,063	285
Property, plant and equipment subject to operating leases, IAS 17 [member] | Machinery | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,452	469
Property, plant and equipment subject to operating leases, IAS 17 [member] | Machinery | Accumulated depreciation and amortization
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(356)	$ (184)
Property, plant and equipment subject to operating leases, IAS 17 [member] | Machinery | Accumulated impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (33)